BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Schedule of assets acquired and liabilities assumed, at book value and at fair value, at the acquisition date

		Fair value in (US$)		Equivalent to millions of Colombian pesos

Purchase price		432,210,992		1,607,074
Assets acquired and liabilities assumed
Assets
Cash and cash equivalents	US$	71,778,007	Ps.	266,929
Investments		993,293,255		3,693,879
Loans		3,526,006,837		13,109,218
Other accounts receivable		74,035,237		274,552
Non-current assets held for sale		20,213,844		77,480
Properties and equipment		78,958,681		293,014
Right-of-use-assets		24,903,282		90,492
Investment properties		2,757,600		10,164
Income tax assets		42,727,694		157,878
Intangible assets		47,407,001		174,317
Other Assets		10,601,714		39,522
Total Assets Acquired	US$	4,892,683,153	Ps.	18,187,445

Liabilities
Hedging derivative liabilities		8,674,437		32,259
Customer deposits		2,895,302,230		10,759,192
Financial obligations		872,181,178		3,241,753
Bonds issued		510,989,080		1,901,655
Suppliers and services payable		64,925,605		241,447
Provisions		1,030,579		3,832
Employee benefits		2,049,540		7,622
Income tax liabilities		16,463,825		61,226
Total Liabilities Assumed	US$	4,371,616,474	Ps.	16,248,984
Non-controlling interests	US$	125,282,341	Ps.	465,902

Identifiable assets acquired and liabilities assumed in Multi Financial Group	US$	395,784,338	Ps.	1,472,559

Goodwill	US$	36,426,654	Ps.	134,515